Average Annual Total Returns - Delaware Strategic Allocation Fund	S&P 500® Index 1 year	S&P 500® Index 5 years	S&P 500® Index 10 years	Bloomberg US Aggregate Index 1 year	Bloomberg US Aggregate Index 5 years	Bloomberg US Aggregate Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Class R 1 year	Class R 5 years	Class R 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
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